Federated Hermes High Income Bond Fund II
Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.3%
	Aerospace/Defense—1.5%
$ 475,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 488,238
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	458,822
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	770,152
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	103,177
250,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	234,059
	TOTAL	2,054,448
	Airlines—0.3%
275,000	American Airlines, Inc./Advantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	277,449
200,000	American Airlines, Inc./Advantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	199,525
	TOTAL	476,974
	Automotive—5.9%
650,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	619,746
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	22,809
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	50,550
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	22,913
150,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	134,441
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	124,384
600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	522,432
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	400,000
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	538,191
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	188,658
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	299,460
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	269,140
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	197,656
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	453,465
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	331,897
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	499,352
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	320,765
400,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	407,166
375,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	380,138
45,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	46,364
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,376,476
850,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	776,143
300,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	294,414
	TOTAL	8,276,560
	Building Materials—3.0%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	23,363
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	144,410
175,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	162,713
625,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	534,119
525,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	473,518
300,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	278,166
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	170,278
75,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	70,164
325,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	301,267

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 300,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 277,115
375,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	328,689
100,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	91,720
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	744,855
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	379,518
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	196,737
		TOTAL	4,176,632
		Cable Satellite—8.0%
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	249,919
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	217,500
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	164,500
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	202,268
1,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	961,995
750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	743,557
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	75,210
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	275,483
250,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	250,750
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	189,852
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	285,417
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	269,309
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	376,951
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	312,104
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	353,454
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	344,526
350,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	344,776
225,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	213,328
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	47,431
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	273,555
575,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	490,417
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
225,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	71,010
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	273,503
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	142,703
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	351,637
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	49,966
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	457,560
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	828,750
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	587,675
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	307,417
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	186,758
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	198,821
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	183,182
300,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	283,199
375,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	351,197
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	186,493
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	201,596
		TOTAL	11,303,769
		Chemicals—3.1%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	132,688

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 150,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	$ 144,495
575,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	569,305
100,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	101,383
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	280,671
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	164,166
475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	426,583
475,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	501,220
125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	126,719
750,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	735,911
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	182,040
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	310,422
350,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	298,790
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	175,985
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	187,520
	TOTAL	4,337,898
	Construction Machinery—0.7%
475,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	445,904
25,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	23,602
275,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	284,751
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	163,495
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	71,862
	TOTAL	989,614
	Consumer Cyclical Services—2.6%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	227,970
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	375,488
900,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	931,320
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	120,064
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	292,572
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	327,044
1,029,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,056,474
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	306,345
	TOTAL	3,637,277
	Consumer Products—1.5%
650,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	613,502
300,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	269,823
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	184,272
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	149,492
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	328,725
225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	204,802
100,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	99,201
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	111,809
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	99,459
	TOTAL	2,061,085
	Diversified Manufacturing—0.9%
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	852,321
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	130,176
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	265,825
	TOTAL	1,248,322
	Finance Companies—1.8%
300,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	266,029

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	$ 419,661
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	102,870
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	102,124
150,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	137,258
225,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	203,968
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	207,068
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	197,516
425,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	412,966
350,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	312,585
225,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	209,250
	TOTAL	2,571,295
	Food & Beverage—2.4%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	401,532
175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	170,063
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	357,875
475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	470,910
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	189,656
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	182,500
25,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	24,910
75,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	66,562
50,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	45,105
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	192,746
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	196,638
380,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	382,366
200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	185,392
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	453,656
	TOTAL	3,319,911
	Gaming—3.9%
425,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	414,143
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	323,776
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	96,544
12,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	12,619
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	70,219
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	50,561
150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	153,253
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	284,273
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	509,589
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	51,555
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	49,220
425,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	435,143
175,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	161,681
775,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	771,094
125,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	112,038
50,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	49,643
50,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	48,088
225,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	222,075
300,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	315,900
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	236,170
200,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	208,250
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	451,350

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	$ 229,131
25,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	24,669
225,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	224,858
	TOTAL	5,505,842
	Health Care—7.1%
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	24,711
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	75,469
300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	274,324
250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	232,674
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	163,085
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	544,657
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	211,799
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	94,519
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	94,075
175,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	163,182
550,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	541,134
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	152,957
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	50,610
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	260,646
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	120,156
175,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	163,660
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	94,438
150,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	150,665
600,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	596,424
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	241,958
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	182,305
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	372,641
375,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	382,001
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	181,143
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	96,820
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	94,689
525,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	549,775
225,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	217,542
300,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	277,882
825,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	768,034
150,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	144,104
850,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	769,071
325,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	292,225
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	50,744
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	48,782
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	120,008
25,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	24,560
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	176,743
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	301,800
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	102,770
113,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	113,649
375,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	381,508
150,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	154,676
	TOTAL	10,054,615

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Insurance—0.9%
$ 200,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	$ 178,324
450,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	452,151
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	580,658
	TOTAL	1,211,133
	Independent Energy—4.8%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	76,707
21,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	22,740
49,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	54,083
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	123,753
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	102,719
50,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	52,578
98,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	134,363
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	172,993
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	278,074
300,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	302,103
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	51,698
50,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	49,325
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	490,618
50,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	50,106
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	535,657
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	25,872
200,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	207,829
75,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	74,894
50,000	EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	51,679
150,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	145,864
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	71,738
50,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	51,314
225,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	213,094
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	188,416
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	265,907
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	140,819
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	294,150
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	315,906
150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	168,615
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	96,277
75,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	76,008
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	228,437
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	76,040
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	74,603
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	219,464
225,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	225,580
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	150,010
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	129,147
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	51,317
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	102,964
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	125,018
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	50,883
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	219,745
225,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	233,170
	TOTAL	6,772,277

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—1.3%
$ 50,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	$ 48,889
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	23,073
825,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	741,580
425,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	407,464
202,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	200,629
425,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	420,848
	TOTAL	1,842,483
	Insurance - P&C—5.3%
375,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	371,138
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	456,617
417,925	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	445,090
250,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	230,581
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	596,973
825,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	771,004
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	227,889
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	406,680
1,750,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,772,435
1,300,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,243,151
75,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	70,969
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	904,491
	TOTAL	7,497,018
	Leisure—0.6%
450,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	430,110
350,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	350,014
	TOTAL	780,124
	Lodging—0.5%
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	90,919
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	76,830
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	103,595
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	174,947
225,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	216,822
	TOTAL	663,113
	Media Entertainment—8.0%
175,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	163,537
350,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	329,080
350,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	327,463
333,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	333,456
125,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	48,593
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	72,958
300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	287,250
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	77,744
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	302,282
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	256,375
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	95,706
175,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	173,341
931,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	963,889
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	99,374
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	91,972
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	422,606
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	274,160

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 675,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 637,672
50,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	50,334
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	630,402
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	430,716
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	124,963
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	125,121
200,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	201,281
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	75,623
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	175,620
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	46,570
325,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	306,517
250,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	234,155
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	93,054
250,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	239,720
300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	300,660
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	68,220
875,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	854,118
275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	273,930
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	326,242
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	942,316
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	238,300
375,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	376,982
225,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	211,967
	TOTAL	11,284,269
	Metals & Mining—0.8%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	222,377
400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	396,356
275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	239,277
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	205,673
100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	111,191
	TOTAL	1,174,874
	Midstream—6.7%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	174,728
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	399,508
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	475,347
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	280,505
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	409,194
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	270,932
125,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	121,368
175,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	159,407
125,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	125,773
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	175,809
250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	234,400
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	263,783
75,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	70,278
325,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	304,366
375,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	392,286
51,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	51,461
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	276,565
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	193,373

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	$ 178,797
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	94,530
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	275,357
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	213,889
375,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	367,706
225,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	240,469
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	152,447
150,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	155,073
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	456,797
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	164,299
325,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	266,099
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	76,126
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	490,164
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	79,035
575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	597,879
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	247,982
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	204,375
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	25,657
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	155,095
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	471,145
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	126,985
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	74,198
	TOTAL	9,493,187
	Oil Field Services—1.9%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	197,500
700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	708,687
225,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	225,376
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	170,984
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	52,022
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	101,621
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	178,703
125,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	103,006
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	427,288
550,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	555,874
	TOTAL	2,721,061
	Packaging—5.4%
622,108	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	569,969
300,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	270,690
475,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	439,615
375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	347,064
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	246,950
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	67,193
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	227,833
175,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	174,543
375,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	372,112
1,100,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,036,750
100,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.250%, 4/1/2030	102,638
175,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	177,119
600,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	602,540
700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	725,249

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 75,000		OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	$ 69,826
425,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	424,239
100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	102,335
200,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	203,451
75,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	74,367
500,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	493,860
175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	176,092
375,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	373,950
350,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	348,827
		TOTAL	7,627,212
		Paper—0.6%
525,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	531,660
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	138,284
25,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	22,923
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	126,574
		TOTAL	819,441
		Pharmaceuticals—3.8%
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	198,486
75,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	75,566
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	144,427
150,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	117,035
325,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	255,822
475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	370,358
758,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	765,106
75,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	61,620
300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	256,440
450,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	449,235
375,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	388,912
175,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	160,044
200,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	113,750
200,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	188,521
350,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	339,533
925,000	[1,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	456,705
575,000	[1,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	282,748
450,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	434,857
250,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	231,406
		TOTAL	5,290,571
		Restaurant—1.4%
250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	240,441
225,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	208,058
1,100,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	993,729
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	76,247
375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	363,373
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	75,281
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	73,688
		TOTAL	2,030,817
		Retailers—0.5%
175,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	179,375
75,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	69,936
150,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	139,638

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 50,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	$ 44,649
75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	65,479
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	68,710
200,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	205,671
	TOTAL	773,458
	Supermarkets—0.5%
625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	564,813
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	74,884
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	52,890
	TOTAL	692,587
	Technology—7.2%
275,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	260,939
100,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	103,246
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	373,041
225,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	213,991
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	48,198
75,000	Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	71,639
275,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	259,299
150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	149,057
225,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	224,007
50,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	50,869
125,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	117,637
350,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	325,930
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	94,033
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	24,935
300,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	284,625
350,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	322,667
225,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	220,258
550,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	514,376
775,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	744,484
875,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	849,957
300,000	NCR Corp., 144A, 5.125%, 4/15/2029	288,763
250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	239,810
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	332,388
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	50,067
275,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	258,045
325,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	291,427
475,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	413,017
525,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	477,464
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	74,054
300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	269,871
225,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	200,513
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	190,742
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	69,492
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	630,469
100,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	94,461
200,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	185,413
200,000	Twitter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2030	199,339
475,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	451,202
75,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	70,478

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 100,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	$ 97,766
		TOTAL	10,137,969
		Transportation Services—0.3%
375,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	369,413
		Utility - Electric—2.4%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	293,160
67,000		Calpine Corp., 144A, 5.250%, 6/1/2026	67,423
325,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	291,484
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	23,045
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	22,793
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	167,023
650,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	669,367
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	44,052
425,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	374,844
300,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	293,788
50,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	50,895
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	49,929
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	48,870
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	473,991
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	176,146
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	400,120
		TOTAL	3,446,930
		Wireless Communications—0.7%
200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	188,680
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	137,114
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	112,813
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	254,350
225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	212,265
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	119,062
		TOTAL	1,024,284
		TOTAL CORPORATE BONDS (IDENTIFIED COST $140,650,428)	135,666,463
		COMMON STOCKS—0.7%
		Cable Satellite—0.1%
3,913	[2,3]	Intelsat Emergence S.A.	116,411
545	[2,3]	Intelsat Jackson Holdings S.A.	0
		TOTAL	116,411
		Independent Energy—0.0%
182	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.1%
7,915	[3]	iHeartMedia, Inc.	149,831
		Oil Field Services—0.5%
12,990	[2,3]	Superior Energy Services, Inc.	662,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $947,557)	928,732
		FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
$ 202,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025 (IDENTIFIED COST $202,000)	216,645

Principal Amount or Shares			Value
		WARRANT—0.0%
		Independent Energy—0.0%
202	[3]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026 (IDENTIFIED COST $19,810)	$ 12,934
		REPURCHASE AGREEMENT—2.5%
$3,530,000		Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532. (IDENTIFIED COST $3,530,000)	3,530,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $145,349,795)	140,354,774
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	516,824
		TOTAL NET ASSETS—100%	$140,871,598

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$135,666,463	$0	$135,666,463
Floating Rate Loan	—	216,645	—	216,645
Warrant	12,934	—	—	12,934
Equity Securities:
Common Stocks
Domestic	149,831	—	662,490	812,321
International	—	—	116,411	116,411
Repurchase Agreement	—	3,530,000	—	3,530,000
TOTAL SECURITIES	$162,765	$139,413,108	$778,901	$140,354,774

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind